DEBT	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
DEBT
DEBT
Our outstanding debt at December 31, 2016 and 2015 was as follows:

	December 31,
	2016	2015
Current
Revolving facility and other short-term borrowings	$407,500	$653,000

Current maturities of long-term debt	506,250	150,000
Less: unamortized debt issuance costs	(2,340)	(2,129)
Current maturities of long-term debt, net of unamortized debt issuance costs	503,910	147,871
Current debt, net of unamortized debt issuance costs	$911,410	$800,871
Long-Term
Term Loan: $1,000,000 term loan (interest at LIBOR plus a floating margin)	$300,000	$450,000
Second Term Loan: $500,000 term loan (interest at LIBOR plus a floating margin)	500,000	500,000
Senior Notes: $800,000 senior notes, series A-D (fixed interest ranging from 4.15% to 5.30%)	800,000	800,000
Second Senior Notes: $200,000 senior notes (fixed interest of 4.53%)	200,000	200,000
Less: unamortized debt issuance costs	(5,827)	(8,168)
Less: current maturities of long-term debt	(506,250)	(150,000)
Long-term debt, net of unamortized debt issuance costs	$1,287,923	$1,791,832

Committed Facilities—We have a five-year, $1,350,000, committed and unsecured revolving facility (the “Revolving Facility”) with Bank of America N.A. (“BofA”), as administrative agent, and BNP Paribas Securities Corp., BBVA Compass, Credit Agricole Corporate and Investment Bank (“Credit Agricole”) and TD Securities, each as syndication agents, which expires in October 2018. The Revolving Facility has a $270,000 financial letter of credit sublimit and has financial and restrictive covenants described further below. The Revolving Facility also includes customary restrictions regarding subsidiary indebtedness, sales of assets, liens, investments, type of business conducted, and mergers and acquisitions, and includes a limitation for dividend payments and share repurchases, among other restrictions. In addition to interest on debt borrowings, we are assessed quarterly commitment fees on the unutilized portion of the facility as well as letter of credit fees on outstanding instruments. The interest, commitment fee, and letter of credit fee percentages are based upon our quarterly leverage ratio. In the event we borrow funds under the facility, interest is assessed at either prime plus an applicable floating margin (3.75% and 1.00%, respectively at December 31, 2016), or LIBOR plus an applicable floating margin (0.77% and 2.00%, respectively at December 31, 2016). At December 31, 2016, we had $100,000 of outstanding borrowings under the facility and $78,251 of outstanding letters of credit under the facility (including $4,680 associated with our discontinued Technology Operations and none of which were financial letters of credit), providing $1,171,749 of available capacity. During 2016, our weighted average interest rate on borrowings under the facility was approximately 2.3%, inclusive of the applicable floating margin.
We have a five-year, $800,000, committed and unsecured revolving credit facility (the “Second Revolving Facility”) with BofA, as administrative agent, and BNP Paribas Securities Corp., BBVA Compass, Credit Agricole and Bank of Tokyo Mitsubishi UFJ, each as syndication agents, which expires in July 2020. The Second Revolving Facility supplements our Revolving Facility, has a $50,000 financial letter of credit sublimit and has financial and restrictive covenants described further below. In addition to interest on debt borrowings, we are assessed quarterly commitment fees on the unutilized portion of the facility as well as letter of credit fees on outstanding instruments. The interest, commitment fee, and letter of credit fee percentages are based upon our quarterly leverage ratio. In the event we borrow funds under the facility, interest is assessed at either prime plus an applicable floating margin (3.75% and 1.00%, respectively at December 31, 2016), or LIBOR plus an applicable floating margin (0.77% and 2.00%, respectively at December 31, 2016). At December 31, 2016, we had $157,500 of outstanding borrowings and $7,630 of outstanding letters of credit under the facility (including $4,762 associated with our discontinued Technology Operations and including $2,757 of financial letters of credit), providing $634,870 of available capacity. During 2016, our weighted average interest rate on borrowings under the facility was approximately 4.3%, inclusive of the applicable floating margin.
Uncommitted Facilities—We also have various short-term, uncommitted letter of credit and borrowing facilities (the “Uncommitted Facilities”) across several geographic regions of approximately $4,561,950, of which $563,000 may be utilized for borrowings. At December 31, 2016, we had $150,000 of outstanding borrowings and $1,635,357 of outstanding letters of credit under these facilities (including $25,044 associated with our discontinued Capital Services Operations and $69,117 associated with our discontinued Technology Operations), providing $2,776,593 of available capacity, of which $413,000 may be utilized for borrowings. During 2016, our weighted average interest rate on borrowings under the facilities was approximately 1.6%.
Term Loans—At December 31, 2016, we had $300,000 outstanding on a four-year, $1,000,000 unsecured term loan (the “Term Loan”) with BofA as administrative agent. Interest and principal under the Term Loan is payable quarterly in arrears and bears interest at LIBOR plus an applicable floating margin (0.77% and 2.00%, respectively at December 31, 2016). However, we continue to utilize an interest rate swap to hedge against $290,375 of the outstanding Term Loan, which resulted in a weighted average interest rate of approximately 2.3% during 2016, inclusive of the applicable floating margin. The balance of the Term Loan was paid February 13, 2017. The Term Loan has financial and restrictive covenants described further below.
At December 31, 2016, we had $500,000 outstanding on a five-year, $500,000 unsecured term loan (the “Second Term Loan”) with BofA as administrative agent. Interest and principal under the Second Term Loan is payable quarterly in arrears beginning in June 2017 and bears interest at LIBOR plus an applicable floating margin (rates are equivalent to the Term Loan). During 2016, our weighted average interest rate on the Second Term Loan was approximately 2.3%, inclusive of the applicable floating margin. Future annual maturities for the Second Term Loan are $56,250, $75,000, $75,000 and $293,750 for 2017, 2018, 2019, and 2020, respectively. The Second Term Loan has financial and restrictive covenants described further below.
Senior Notes—We have a series of senior notes totaling $800,000 in the aggregate (the “Senior Notes”) with Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Credit Agricole, as administrative agents. The Senior Notes have financial and restrictive covenants described further below. The Senior Notes include Series A through D, which contain the following terms:

•	Series A—Interest due semi-annually at a fixed rate of 4.15%, with principal of $150,000 due in December 2017

•	Series B—Interest due semi-annually at a fixed rate of 4.57%, with principal of $225,000 due in December 2019

•	Series C—Interest due semi-annually at a fixed rate of 5.15%, with principal of $275,000 due in December 2022

•	Series D—Interest due semi-annually at a fixed rate of 5.30%, with principal of $150,000 due in December 2024
We have senior notes totaling $200,000 (the “Second Senior Notes”) with BofA as administrative agent. Interest is due semi-annually at a fixed rate of 4.53%, with principal of $200,000 due in July 2025. The Second Senior Notes have financial and restrictive covenants described further below.
Compliance and Other—On February 24, 2017, and effective for the period ended December 31, 2016, we amended our Revolving Facility, Second Revolving Facility, Second Term Loan, Senior Notes and Second Senior Notes. The amendments adjusted our maximum leverage ratio from 3.00 to 3.50 and our minimum net worth from $1,736,651 to $1,201,507. Our maximum leverage ratio will decrease to 3.00 on December 31, 2017, or 45 days subsequent to the closing of the sale of our Capital Services operating group (the “Closing Date”) as described in Note 5, if earlier. Our required fixed charge ratio remained at 1.75. The amendments also reduce our Revolving Facility from $1,350,000 to $1,150,000 at the Closing Date. Our amended restrictive covenants continue to include a twelve-month limitation of $250,000 for dividend payments and share repurchases if our leverage ratio exceeds 1.50 (unlimited if our leverage ratio is equal to or below 1.50); however, share repurchases and acquisitions are not allowed if our leverage ratio exceeds 3.00. The amendments to our Senior Notes and Second Senior Notes also include other provisions relating to maintaining our leverage ratio and credit profile.
At December 31, 2016, we were in compliance with all our amended financial and restrictive covenants with a leverage ratio of 3.10, a fixed charge coverage ratio of 3.61, and net worth of $1,413,538.
During 2016, maximum outstanding borrowings under our revolving credit and other facilities were approximately $1,444,000. In addition to providing letters of credit, we also issue surety bonds in the ordinary course of business to support our contract performance. At December 31, 2016, we had $826,383 of outstanding surety bonds (including $393,250 associated with our discontinued Capital Services Operations and $4,404 associated with our discontinued Technology Operations). Capitalized interest was insignificant for 2016, 2015 and 2014.